Employee Benefit Plans - Pension Investment Asset Allocation (Detail)	Dec. 31, 2016	Dec. 31, 2015
Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Domestic pension benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	58.00%	63.00%
Domestic pension benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	36.00%	31.00%
Domestic pension benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	1.00%	1.00%
Domestic pension benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	3.00%	3.00%
Domestic pension benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Domestic pension benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	2.00%	2.00%
Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	100.00%	100.00%
Foreign pension benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	52.00%	57.00%
Foreign pension benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	29.00%	34.00%
Foreign pension benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	0.00%	0.00%
Foreign pension benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	3.00%	3.00%
Foreign pension benefits | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	4.00%	5.00%
Foreign pension benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations (percent)	12.00%	1.00%